COMMITMENTS AND CONTINGENCIES - Minimum Lease Payments under Non-Cancellable Leases (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 26,676
2019	26,051
2020	17,946
2021	16,592
2022	11,358
Over 2022	50,929
Total minimum lease payments	$ 149,552